Financial Income and Expense (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Financial Income and Expense
Interest income - Cash and cash equivalents	€ 2,333	€ 3,251	€ 2,593
Cash and cash equivalents	(27)	(74)	(31)
Interest expense Lease liability	(612)	(713)	(774)
Interest on loans and borrowings	(290)	(290)	(398)
Net foreign exchange benefit/(loss)	(358)	(7)	(255)
Total	1,046	2,167	1,135
Financial income	2,333	3,251	2,593
Financial expense	1,287	1,084	1,458
Interest costs	929	1,077	€ 1,203
Net foreign exchange costs	€ 358	€ 7		$ 255